Operating lease (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Property and equipment, net
Rights of use lease assets	$ 415,791
Operating lease liabilities, current	165,354	$ 0
Operating lease liabilities, noncurrent	241,149	$ 0
Total operating lease liabilities	$ 406,503